Accounts Payable, Accrued Expenses and Other Liabilities (Details) - Schedule of Accounts Payable, Accrued Expenses and Other Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Payable, Accrued Expenses and Other Liabilities [Abstract]
Accounts payable to suppliers	$ 5,314	$ 6,832
Accrued bonus and staff costs	21,199	20,256
Other deposits	832	1,026
Other taxes payable (note)	345	461
Accrued professional fees	1,166	1,462
Accrued marketing expenses	177	101
Others	1,036	708
Total	$ 30,069	$ 30,846